STOCK-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2013
STOCK-BASED COMPENSATION PLAN
Compensation cost from continuing operations under the Stock Incentive Plan	The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Year ended December 31,
	2013	2012	2011
Compensation cost	28	26	22

Assumptions used to calculate fair value of each stock option award estimated on the date of grant using the Black-Scholes valuation model

	Year ended December 31,
	2013	2012	2011
Dividend yield	2.8%	3.0%	2.3%
Expected volatility	62.5%	65.3%	65.6%
Risk-free interest rate	1.0%	1.3%	2.8%
Expected life of stock options granted during the period	5.6 years	6.6 years	6.6 years

Summary of stock option activity under the Stock Incentive Plan

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2013	10,517	$14.52
Granted	1,239	17.87
Exercised	(1,365)	9.65
Forfeited	(372)	21.18

Outstanding at December 31, 2013	10,019	15.39	4.9	$92

Exercisable at December 31, 2013	7,614	15.14	3.8	72

Summary of status of nonvested shares under the Stock Incentive Plan

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2013	1,789		$13.87	638	$14.50
Granted	803		17.88	270	17.85
Vested	(753)	(1)	14.61	(314)	14.57
Forfeited	(9)		17.01	(20)	15.60

Nonvested at December 31, 2013	1,830		15.31	574	16.03

(1)
As of December 31, 2013, a total of 591,106 restricted stock units were vested, of which 74,768 vested during 2013. These shares have not been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.